As filed with the Securities and Exchange Commission

                                on March 5, 2001

                        Securities Act File No. 333-53262

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                                            WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

      Pre-Effective Amendment No. /____/     Post-Effective Amendment No. 1 /X/

                             SCUDDER TAX FREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

  Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
  Scudder Kemper Investments, Inc.            Dechert
  Two International Place                     Ten Post Office Square - South
  Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.



                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
         of Scudder Managed Municipal Bonds, a series of the Registrant


No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Scudder Medium Term Tax Free Fund's Semi-Annual Report to Shareholders for the period ended November 30, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on January 5, 2001.

                                     PART B

                             SCUDDER TAX FREE TRUST

 -------------------------------------------------------------------------------

                       Statement of Additional Information
                                  March 6, 2001

 -------------------------------------------------------------------------------

Acquisition of the Assets of                        By and in Exchange for Shares of
Kemper Intermediate Municipal Bond Fund,            Scudder Medium Term Tax Free Fund,
a series of                                         a series of
Kemper National Tax-Free Income Series              Scudder Tax Free Trust (the "Acquiring Trust")
222 South Riverside Plaza                           Two International Place
Chicago, IL 60606                                   Boston, MA 02110-4103

         This Statement of Additional Information is available to the shareholders of Kemper Intermediate Municipal Bond Fund in connection with a proposed transaction whereby Scudder Medium Term Tax Free Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper Intermediate Municipal Bond Fund in exchange for shares of the Scudder Medium Term Tax Free Fund (the "Reorganization").

         This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Medium Term Tax Free Fund's statement of additional information offering Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on January 4, 2001 (File No. 811-03632) and is incorporated by reference herein.

2. Scudder Medium Term Tax Free Fund's annual report to shareholders for the fiscal year ended May 31, 2000, which was previously filed with the Commission via EDGAR on August 2, 2000 (File No. 811-03632) and is incorporated by reference herein.

3. Scudder Medium Term Tax Free Fund's semi-annual report to shareholders for the period ended November 30, 2000, which was previously filed with the Commission via EDGAR January 29, 2001 (File No. 811-03632) and is incorporated by reference herein.

4. Kemper Intermediate Municipal Bond Fund's prospectus dated January 1, 2001, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 811-02353) and is incorporated by reference herein.

5. Kemper Intermediate Municipal Bond Fund's statement of additional information dated January 1, 2001, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 811-02353) and is incorporated by reference herein.

6. Kemper Intermediate Municipal Bond Fund's annual report to shareholders for the fiscal year ended September 30, 2000, which was previously filed with the Commission via EDGAR on December 1, 2000 (File No. 811-02353) and is incorporated by reference herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2001 relating to the Reorganization may be obtained by writing Kemper Intermediate Municipal Bond Fund at 222 South Riverside Drive, Chicago, IL 60606 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                     ANNEX A

Ratings of Municipal Obligations

         The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds.
Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade. Moody's judges municipal bonds rated Ba to have speculative elements, with very moderate protection of interest and principal payments and thereby not well safeguarded under any future conditions. Municipal bonds rated B by Moody's generally lack characteristics of desirable investments. Long-term assurance of the contract terms of B-rated municipal bonds, such as interest and principal payments, may be small. Securities rated Ba or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High grade), A (Good grade), BBB (Investment grade), BB (Below investment grade) and B. Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade. Debt rated BB by S&P faces major ongoing uncertainties or exposure to adverse conditions which could lead to inadequate capacity to meet timely interest and principal payments. Municipal bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings for municipal notes are SP1 and SP2. The designation SP1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An SP2 designation indicates a satisfactory capacity to pay principal and interest.

         The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade. Fitch considers bonds rated BB to be speculative because the issuer's ability to pay interest and repay principal may be affected over time by adverse economic changes, although financial alternatives can be identified to assist the issuer in meeting its obligations. While bonds rated B are currently meeting debt service requirements, they are considered highly speculative in light of the issuer's limited margin of safety. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial   paper  rated  A1  or  better  by  S&P  has  the  following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

         Recently comparatively short-term obligations have been introduced in the municipal market. S&P, Moody's and Fitch rate such obligations. While the factors considered in municipal credit evaluations differ somewhat from those relevant to corporate credits, the rating designations and definitions used with respect to such obligations by S&P and Moody's are the same, respectively, as those used in their corporate commercial paper ratings.

                            PART C. OTHER INFORMATION


Item 15. Indemnification.

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration
                  of  Trust   (Exhibits   (a)(1)(a)(a)(5)   hereto,   which  are
                  incorporated herein by reference) provides as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification.   (a)  Subject  to the
                  exceptions and limitations contained in paragraph (b) below:

                           (i) every  person  who is, or has been,  a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to
                  a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with  respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                           (A)  by  the  court  or  other  body  approving   the
                  settlement or other disposition; or

                           (B) based  upon a review of readily  available  facts
                  (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may
                  be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of  preparation  and  presentation  of a
                  defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such  undertaking  is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested  Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 16.        Exhibits.

                (1)           (a)(1)        Amended and Restated Declaration of Trust, dated December 8, 1987, is incorporated by reference to the Registrant's  Registration Statement on
                                            Form N-1A, as amended (the "Registration Statement").

                              (a)(2)        Amendment, dated May 1, 1992, to the Amended and Restated Declaration of
                                            Trust, dated December 8, 1987, is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                              (a)(3)        Establishment and Designation of Additional Series of Shares, dated
                                            April 1, 1985, is incorporated by reference to Post-Effective Amendment
                                            No. 27 to the Registration Statement.

                              (a)(4)        Redesignation of Series, dated October 9, 1990, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration
                                            Statement.

                              (a)(5)        Establishment   and  Designation  of Classes  of  Shares  of   Beneficial
                                            Interest,  $.01 Par  Value,  Scudder Medium  Term Tax Free Fund - Class S
                                            Shares and  Scudder  Medium Term Tax Free Fund - AARP Shares, dated April
                                            19,   2000,   is   incorporated   by reference     to      Post-Effective
                                            Amendment No. 34 to the Registration Statement.

                (2)           (b)(1)        By-laws, dated December 28, 1982, is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                              (b)(2)        Amendment, dated August 13, 1991, to the By-laws of the Registrant is incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.

                              (b)(3)        Amendment, dated December 10, 1991, to the By-laws of the Registrant is incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.

                              (b)(4)        Amendment, dated February 7, 2000, to the By-laws of the Registrant is incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.

                (3)                         Inapplicable.

                (4)                         Form of Agreement and Plan of Reorganization.  (Incorporated by
                                            reference to the Registrant's Registration Statement on Form N-14 filed on January 5, 2001.)

                (5)                         Inapplicable.

                (6)           (d)(1)        Investment Management Agreement between the Registrant, on behalf of
                                            Scudder Limited Term Tax Free Fund, and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998, is incorporated by reference to
                                            Post-Effective Amendment No. 30 to the Registration Statement.

                              (d)(2)        Investment Management Agreement between the Registrant, on behalf of
                                            Scudder Medium Term Tax Free Fund, and Scudder Kemper Investments, Inc.,
                                            dated September 7, 1998, is incorporated by reference to Post-Effective
                                            Amendment No. 30 to the Registration Statement.

                              (d)(3)        Form of Amended and Restated Investment Management Agreement between the
                                            Registrant, on behalf of Scudder Medium Term Tax Free Fund, and Scudder
                                            Kemper Investments, Inc., dated July 31, 2000, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                            Statement.

                (7)           (e)(1)        Underwriting Agreement between the Registrant and Scudder Investor
                                            Services, Inc., dated September 7, 1998, is incorporated by reference to
                                            Post-Effective Amendment No. 30 to the Registration Statement.

                              (e)(2)        Underwriting Agreement between the Registrant and Scudder Investor
                                            Services, Inc., dated May 8, 2000, is incorporated by reference to
                                            Post-Effective Amendment No. 34 to the Registration Statement.

                (8)                         Inapplicable.

                (9)           (g)(1)        Custodian Contract with State Street Bank and Trust Company ("State
                                            Street Bank"), dated April 12, 1983, is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                              (g)(2)        Amendment to the Custodian Agreement between the Registrant and State
                                            Street Bank, dated August 9, 1988, is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                              (g)(3)        Amendment to the Custodian Agreement between the Registrant and State
                                            Street Bank, dated December 11, 1990, is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                              (g)(4)        Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                              (g)(5)        Subcustodian Agreement between State Street Bank and Morgan Guaranty
                                            Trust Company of New York, dated November 25, 1985, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration
                                            Statement.

                              (g)(6)        Subcustodian Agreement between Irving Trust Company and State Street
                                            Bank, dated November 30, 1987, is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                              (g)(7)        Subcustodian Agreement between Chemical Bank and State Street Bank dated
                                            May 31, 1988, is incorporated by reference to Post-Effective Amendment
                                            No. 27 to the Registration Statement.

                              (g)(8)        Subcustodian Agreement between Security Pacific Bank and Trust Company
                                            (New York) and State Street Bank, dated February 18, 1988, is incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.

                              (g)(9)        Subcustodian    Agreement    between Bankers   Trust  Company  and  State
                                            Street  Bank,  dated August 15, 1989 and   filed   May   1,   1990,    is
                                            incorporated    by    reference   to Post-Effective  Amendment  No. 27 to
                                            the Registration Statement.

                (10)          (n)(1)        Amended and Restated Plan With Respect to Scudder Medium Term Tax Free
                                            Fund Pursuant to Rule 18f-3, dated May 8, 2000 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                            Statement.

                              (n)(2)        Scudder Funds Amended and Restated Multi-Distribution Plan.
                                            (Incorporated by reference to the Registrant's Registration Statement on
                                            Form N-14 filed on January 5, 2001.)

                (11)                        Opinion and Consent of Dechert.  (Incorporated by reference to the
                                            Registrant's Registration Statement on Form N-14 filed on January 5,
                                            2001.)

                (12)                        Opinion and Consent of Willkie Farr & Gallagher is to be filed by post-effective amendment.

                (13)          (h)(1)        Transfer Agency and Service Agreement between the Registrant and Scudder
                                            Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

                              (h)(2)        Fee schedule for Exhibit (h)(1) is incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement.

                              (h)(3)        Fund Accounting  Services  Agreement between the Registrant, on behalf of
                                            Scudder  Limited Term Tax Free Fund, and    Scudder    Fund    Accounting
                                            Corporation,   dated   February  15, 1994, is  incorporated  by reference
                                            to  Post-Effective  Amendment No. 27 to the Registration Statement.

                              (h)(4)        Fund Accounting  Services  Agreement between the Registrant, on behalf of
                                            Scudder  Medium  Term Tax Free Fund, and    Scudder    Fund    Accounting
                                            Corporation,   dated   February  21, 1995, is  incorporated  by reference
                                            to  Post-Effective  Amendment No. 21 to the Registration Statement.

                              (h)(5)        Form of Administrative Service Agreement (and Fee Schedule thereto)
                                            between the Registrant, on behalf of Scudder Medium Term Tax Free Fund, and Scudder Kemper Investments, Inc., dated October 2, 2000, is incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration Statement.

                (14)                        Consents of Independent Accountants (Incorporated by reference to the
                                            Registrant's Registration Statement on Form N-14 filed on January 5,
                                            2001.)

                (15)                        Inapplicable.

                (16)                        Powers of Attorney.  (Incorporated by reference to the Registrant's
                                            Registration Statement of Form N-14 filed on January 5, 2001.)

                (17)                        Form of Proxy.  (Incorporated by reference to the Registrant's
                                            Registration Statement on Form N-14 filed on January 5, 2001.)

Item 17. Undertakings.
-------  ------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                  The   undersigned   Registrant  undertakes  to  file,    by
                     post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Tax Free Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of March, 2001.

                                   SCUDDER TAX FREE TRUST



                                   By:      /s/ Linda C. Coughlin
                                      ----------------------------
                                   Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                               President and Trustee                        March 5, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *                               Trustee                               March 5, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *                               Trustee                               March 5, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *                               Trustee                               March 5, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *                               Trustee                               March 5, 2001
---------------------------
Keith R. Fox

/s/ Joan E. Spero *                                        Trustee                               March 5, 2001
------------------
Joan E. Spero

/s/ Jean Gleason Stromberg*                                Trustee                               March 5, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *                               Trustee                               March 5, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *                               Trustee                               March 5, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                  March 5, 2001
---------------------------                              Accounting Officer)

John R. Hebble
         *By:     /s/ Joseph R. Fleming                                         March 5, 2001
                  --------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.